Schedule of Long-term Bank Debt (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Bank Loans Schedule Of Long-term Bank Debt 1	$ 214,797
Bank Loans Schedule Of Long-term Bank Debt 2	312,305
Bank Loans Schedule Of Long-term Bank Debt 3	(214,797)
Bank Loans Schedule Of Long-term Bank Debt 4	(97,675)
Bank Loans Schedule Of Long-term Bank Debt 5	0
Bank Loans Schedule Of Long-term Bank Debt 6	$ 214,630